EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE (Details Narrative) - Nonadjusting Event [Member]	May 29, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares	$ 0.001
Total shares outstanding | shares	20,972,285